Income tax - Schedule of tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax reconciliation
Loss before tax	€ (259,969)	€ (249,155)	€ (412,498)
Expected tax benefit (based on statutory tax rate of 29.48% in 2023, 2022 and 2021)	76,626	73,426	121,584
Recognition of tax loss carryforwards recognized in prior years		327
Effects from differences between Group and local tax rates	(2)	(2)	(8)
Non-recognition of tax loss carryforwards	(81,392)	(69,724)	(114,999)
Non-recognition of deferred tax assets		(626)	(7,363)
Recognition of deferred tax assets	3,717
Non-deductible expenses for tax purposes	(706)	(119)
Non-deductible expences for tax purposes
Additions for local trade taxes		(330)	(176)
Other non-deductible expenses			(101)
Other effects	1,599	(2,826)	1,845
Effective tax benefit / (expense)	€ (198)	€ 126	€ 782
Applicable tax rate	29.48%	29.48%	29.48%